Expense Example, No Redemption - Nomura Global Listed Real Assets Fund - Nomura Global Listed Real Assets Fund - C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	$ 2,530